Stock-Based Compensation - Restricted Stock Unit Activity (Detail) - AUD / shares	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Non-vested restricted stock units, Beginning balance	4,008,001	3,883,918
Granted, Restricted Stock Units	1,410,560	1,192,225
Vested, Restricted Stock Units	(1,219,352)	(774,675)
Forfeited, Restricted Stock Units	(149,755)	(293,467)
Non-vested restricted stock units, Ending balance	4,049,454	4,008,001
Weighted Average Fair Value at Grant Date, Non-vested, Beginning balance	AUD 8.44	AUD 7.17
Weighted Average Fair Value at Grant Date, Granted	14.95	11.00
Weighted Average Fair Value at Grant Date, Vested	7.28	6.63
Weighted Average Fair Value at Grant Date, Forfeited	9.92	6.90
Weighted Average Fair Value at Grant Date, Non-vested, Ending balance	AUD 11.00	AUD 8.44